HOSPITALITY REVENUE	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
HOSPITALITY REVENUE	HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Room, food and beverage	$343	$165	$613	$218
Gaming and other leisure activities	47	25	82	25
Other hospitality revenue	10	6	18	12
Total hospitality revenue	$400	$196	$713	$255